SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other items:
Indefinite-lived intangible asset impairment charge	$ 7.0								$ 7.0
Gain on sale of product line			(0.6)		(5.6)				(0.6)	(5.6)
Gain on sale of investment											(0.5)
Loss from debt extinguishments					0.7					0.7	4.0
Loss from curtailment of domestic pension obligations											2.5
Legal settlement						0.5		(1.7)		(1.2)	0.9
Costs associated with exiting product lines	1.8	2.1							3.9
OCP divestiture-related costs		0.7	1.6	0.4	4.5	2.7	1.0		2.7	8.2
Other expense, net	28.3	21.9	11.5	7.7	15.9	18.1	8.3	4.3	69.4	46.6	19.6
Severance and related costs
Restructuring Cost and Reserve
Charges	16.4	17.6	9.8	5.8	11.0	14.6	7.2	2.7	49.6	35.5	10.0
Asset impairment and lease cancellation charges
Restructuring Cost and Reserve
Charges	$ 3.1	$ 1.5	$ 0.7	$ 1.5	$ 5.3	$ 0.3	$ 0.1	$ 3.3	$ 6.8	$ 9.0	$ 2.7